Transactions with Related Parties, textual (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties, current	$ 400	$ 400		$ 596
Investments in related parties	8,122	8,122		7,644
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		1,238	$ 827
Due to related parties, current	324	324		138
Steamship Shipbroking Enterprises Inc
Related Party Transaction [Line Items]
Due to related parties, current	$ 0	0		0
Brokerage Service Agreement, extension term	1 year
Commissions		1,219	487
Steamship Shipbroking Enterprises Inc | General and administrative expenses
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 1,654	$ 1,654
Diana Wilhelmsen Management Limited
Related Party Transaction [Line Items]
Due to related parties, current				$ 388